UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

1.814652.106

AMP-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Autoliv, Inc.	30	$ 2,227
Fuel Systems Solutions, Inc. (a)(e)	647,818	19,551,147
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	702,326
		20,255,700
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	7,485,000	2,780,918
Diversified Consumer Services - 0.5%
DeVry, Inc.	14,634	805,894
Grand Canyon Education, Inc. (a)	891,677	12,929,317
MegaStudy Co. Ltd.	46,378	7,143,864
		20,879,075
Hotels, Restaurants & Leisure - 0.4%
Jubilant Foodworks Ltd. (a)	496,773	6,012,688
Starbucks Corp.	243,600	9,001,020
TAJ GVK Hotels & Resorts Ltd.	40,055	83,356
		15,097,064
Internet & Catalog Retail - 2.1%
DeNA Co. Ltd.	513,200	18,543,450
Netflix, Inc. (a)(e)	249,709	59,263,437
Start Today Co. Ltd.	7,900	122,255
		77,929,142
Leisure Equipment & Products - 2.4%
Hasbro, Inc.	1,950,359	91,354,816
Media - 2.5%
Den Networks Ltd. (a)	1,133,670	2,165,795
Proto Corp.	18,100	657,272
Sun TV Ltd.	707,234	7,132,672
The Walt Disney Co.	669,366	28,842,981
Time Warner, Inc.	1,555,965	55,547,951
Value Line, Inc.	54,303	803,684
		95,150,355
Multiline Retail - 0.2%
Clicks Group Ltd.	1,034,434	6,507,884
Mothercare PLC	15,100	96,857
		6,604,741
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	2,134,032	140,035,180
Inditex SA	213	17,085
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	527,754	$ 37,533,864
Sally Beauty Holdings, Inc. (a)(e)	2,236,690	31,336,027
TJX Companies, Inc.	345,464	17,179,925
Tsutsumi Jewelry Co. Ltd.	33,400	845,392
		226,947,473
Textiles, Apparel & Luxury Goods - 0.1%
Daphne International Holdings Ltd.	5,544,000	4,162,312
TOTAL CONSUMER DISCRETIONARY		561,161,596
CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	482,131	22,607,123
Food & Staples Retailing - 0.1%
Daikokutenbussan Co. Ltd.	32,400	1,039,808
Fresh Market, Inc.	2,900	109,446
Heng Tai Consumables Group Ltd.	14,488,316	1,750,831
		2,900,085
Food Products - 0.5%
Britannia Industries Ltd.	54,840	458,590
SunOpta, Inc. (a)	211,626	1,570,266
Want Want China Holdings Ltd.	22,523,000	17,691,555
		19,720,411
Household Products - 0.0%
Jyothy Laboratories Ltd.	172,532	852,106
Personal Products - 0.2%
Concern Kalina OJSC sponsored ADR	30,300	942,780
USANA Health Sciences, Inc. (a)(e)	130,248	4,494,858
		5,437,638
TOTAL CONSUMER STAPLES		51,517,363
ENERGY - 8.1%
Energy Equipment & Services - 6.6%
Dresser-Rand Group, Inc. (a)	400,862	21,494,220
Ensco International Ltd. ADR	658,001	38,058,778
Helix Energy Solutions Group, Inc. (a)	1,079,268	18,563,410
Nabors Industries Ltd. (a)	2,011,067	61,096,215
Parker Drilling Co. (a)	2,668,858	18,441,809
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	1,658,773	$ 48,751,338
SinoTech Energy Ltd. ADR	1,019,279	8,133,846
Weatherford International Ltd. (a)	1,579,086	35,687,344
		250,226,960
Oil, Gas & Consumable Fuels - 1.5%
Kodiak Oil & Gas Corp. (a)	834,979	5,594,359
Magnum Hunter Resources Corp. (a)(e)	383,664	3,288,000
Northern Oil & Gas, Inc. (a)	651,247	17,388,295
Plains Exploration & Production Co. (a)	16,919	612,975
Uranium One, Inc.	7,072,300	27,714,489
Voyager Oil & Gas, Inc. unit (a)	796,334	3,721,022
		58,319,140
TOTAL ENERGY		308,546,100
FINANCIALS - 9.3%
Capital Markets - 1.6%
Janus Capital Group, Inc.	2,411,747	30,074,485
Marusan Securities Co. Ltd.	1,177,900	5,750,344
Northern Trust Corp.	278,366	14,127,075
SEI Investments Co.	396,959	9,479,381
		59,431,285
Commercial Banks - 1.2%
Aozora Bank Ltd.	675,000	1,525,882
Bank of Baroda	206,102	4,693,356
Union Bank of India	4,910,529	38,420,329
		44,639,567
Consumer Finance - 0.2%
Discover Financial Services	329,800	7,954,776
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,647	4,059,970
Insurance - 5.5%
Admiral Group PLC	99,472	2,478,837
Lincoln National Corp.	152,733	4,588,099
Old Republic International Corp.	2,414,257	30,636,921
Porto Seguro SA	1,072,900	18,137,408
Presidential Life Corp.	881	8,396
Progressive Corp.	708,702	14,974,873
Protective Life Corp.	637,783	16,933,139
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	1,528,832	$ 95,980,073
The Chubb Corp.	407,681	24,994,922
		208,732,668
Real Estate Management & Development - 0.7%
Goldcrest Co. Ltd.	223,970	4,395,107
Housing Development and Infrastructure Ltd. (a)	638,386	2,533,767
Iguatemi Empresa de Shopping Centers SA	280,100	6,845,307
Kenedix, Inc. (a)	14,041	2,849,902
Songbird Estates PLC Class B (a)	1,642	3,792
Wharf Holdings Ltd.	1,380,000	9,518,037
		26,145,912
TOTAL FINANCIALS		350,964,178
HEALTH CARE - 20.1%
Biotechnology - 2.8%
3SBio, Inc. sponsored ADR (a)	179,699	3,106,996
Abcam PLC	939,500	5,679,815
Ardea Biosciences, Inc. (a)	88,491	2,538,807
Genomic Health, Inc. (a)(e)	603,721	14,851,537
ImmunoGen, Inc. (a)	70,494	639,381
Nanosphere, Inc. (a)	277,129	900,669
Sangamo Biosciences, Inc. (a)(e)	218,068	1,816,506
Vertex Pharmaceuticals, Inc. (a)	1,638,283	78,522,904
		108,056,615
Health Care Equipment & Supplies - 3.2%
CareFusion Corp. (a)	33,200	936,240
Edwards Lifesciences Corp. (a)	544,504	47,371,848
Genmark Diagnostics, Inc.	72,600	293,304
Kinetic Concepts, Inc. (a)	697,060	37,934,005
Masimo Corp.	103,681	3,431,841
Nobel Biocare Holding AG (Switzerland)	261,722	5,425,353
NxStage Medical, Inc. (a)	409,754	9,006,393
Opto Circuits India Ltd.	213,522	1,320,582
Quidel Corp. (a)(e)	305,729	3,656,519
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	3,104,000	8,858,766
Steris Corp.	102,296	3,533,304
		121,768,155
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 5.4%
IPC The Hospitalist Co., Inc. (a)	93,768	$ 4,258,005
Laboratory Corp. of America Holdings (a)	175,219	16,142,926
McKesson Corp.	1,038,400	82,085,520
Medco Health Solutions, Inc. (a)	1,788,100	100,419,696
		202,906,147
Health Care Technology - 6.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,169,532	87,518,477
athenahealth, Inc. (a)(e)	919,317	41,488,776
Cerner Corp. (a)	1,049,437	116,697,394
Computer Programs & Systems, Inc.	68,344	4,393,152
So-net M3, Inc.	153	929,057
		251,026,856
Life Sciences Tools & Services - 1.3%
Albany Molecular Research, Inc. (a)	100	426
QIAGEN NV (a)(e)	679,131	13,616,577
Thermo Fisher Scientific, Inc. (a)	612,573	34,028,430
		47,645,433
Pharmaceuticals - 0.8%
Aspen Pharmacare Holdings Ltd.	746,900	8,722,178
Cadila Healthcare Ltd.	91,202	1,617,242
China Pharma Holdings, Inc. (a)	9,700	24,541
Cipla Ltd.	18,348	132,487
Pharmstandard OJSC unit (a)	190,800	5,332,860
Piramal Healthcare Ltd.	652,403	6,104,424
Questcor Pharmaceuticals, Inc. (a)	543,636	7,833,795
Unichem Laboratories Ltd.	417,088	1,785,581
		31,553,108
TOTAL HEALTH CARE		762,956,314
INDUSTRIALS - 2.7%
Air Freight & Logistics - 0.5%
Deutsche Post AG	1,116,727	20,123,184
Airlines - 0.6%
Copa Holdings SA Class A	429,200	22,661,760
Building Products - 0.1%
Blue Star Ltd.	328,890	2,742,534
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	833,600	739,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	79,933	$ 5,887,865
Raubex Group Ltd.	100	270
		5,888,135
Electrical Equipment - 0.1%
Acuity Brands, Inc.	28,500	1,666,965
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	1,352,559	4,850,630
Machinery - 0.5%
AGCO Corp. (a)	172,969	9,508,106
Bell Equipment Ltd. (a)	3,076	5,684
EVA Precision Industrial Holdings Ltd.	2,820,000	2,062,813
Fanuc Ltd.	30,000	4,541,574
Nippon Thompson Co. Ltd.	509,000	4,070,041
Uzel Makina Sanayi AS (a)	101,200	1
		20,188,219
Professional Services - 0.6%
Corporate Executive Board Co.	143,554	5,795,275
en-japan, Inc.	542	808,780
Equifax, Inc.	121,700	4,728,045
JobStreet Corp. Bhd	686,900	596,910
Randstad Holdings NV	193,740	10,786,348
		22,715,358
TOTAL INDUSTRIALS		101,576,125
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.3%
DG FastChannel, Inc. (a)	325,365	10,483,260
MIC Electronics Ltd. (a)	470,196	254,916
		10,738,176
Computers & Peripherals - 1.1%
Gemalto NV	803,561	39,506,946
Lenovo Group Ltd. ADR	2,700	30,510
		39,537,456
Electronic Equipment & Components - 2.9%
Corning, Inc.	3,265,600	67,369,328
Digital China Holdings Ltd. (H Shares)	6,990,000	13,173,759
HLS Systems International Ltd. (a)	39,500	525,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingenico SA	650,024	$ 29,094,461
Trimble Navigation Ltd. (a)	200	10,108
		110,173,006
Internet Software & Services - 7.1%
Constant Contact, Inc. (a)(e)	281,538	9,825,676
eBay, Inc. (a)	7,335,791	227,702,951
INFO Edge India Ltd.	17,140	258,168
Kakaku.com, Inc.	181	1,008,760
NHN Corp. (a)	18,049	3,152,198
Support.com, Inc. (a)	296,152	1,537,029
ValueClick, Inc. (a)	45,031	651,148
VeriSign, Inc.	303,003	10,971,739
WebMD Health Corp. (a)	282,360	15,083,671
		270,191,340
IT Services - 0.0%
Computer Task Group, Inc. (a)	93,797	1,246,562
Office Electronics - 0.6%
Xerox Corp.	2,102,462	22,391,220
Semiconductors & Semiconductor Equipment - 2.9%
Aixtron AG	40	1,751
Altera Corp.	421,250	18,543,425
Applied Materials, Inc.	1,406,061	21,962,673
Kontron AG	1,177,422	14,611,635
Marvell Technology Group Ltd. (a)	569,869	8,861,463
PMC-Sierra, Inc. (a)	4,559,624	34,197,180
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	10,905,220
Veeco Instruments, Inc. (a)(e)	46,371	2,357,502
		111,440,849
Software - 4.5%
Electronic Arts, Inc. (a)	1,034,919	20,211,968
Intuit, Inc. (a)	686,895	36,474,125
Kingdee International Software Group Co. Ltd.	19,536,000	12,256,149
Longtop Financial Technologies Ltd. ADR (a)(e)	1,397,200	43,900,024
NetSuite, Inc. (a)	54	1,570
Rovi Corp. (a)	301,707	16,186,581
Solera Holdings, Inc.	249,870	12,768,357
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)(e)	2,191,681	$ 22,382,827
VanceInfo Technologies, Inc. ADR (a)	148,800	4,673,808
		168,855,409
TOTAL INFORMATION TECHNOLOGY		734,574,018
MATERIALS - 5.3%
Chemicals - 0.4%
Zoltek Companies, Inc. (a)(e)	1,103,565	14,820,878
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	100,300	6,666,325
Barrick Gold Corp.	119,500	6,209,761
Centerra Gold, Inc.	209,900	3,766,381
Eldorado Gold Corp.	468,700	7,641,690
Franco-Nevada Corp.	15,900	583,563
IAMGOLD Corp.	1,552,800	34,220,208
Kinross Gold Corp.	2,257,149	35,566,914
Kinross Gold Corp. warrants 9/17/14 (a)	35,453	98,714
Newcrest Mining Ltd.	1,400,958	57,696,823
Newmont Mining Corp.	472,752	25,802,804
Yamana Gold, Inc.	667,333	8,244,456
		186,497,639
TOTAL MATERIALS		201,318,517
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	190,630	3,025,298
TOTAL COMMON STOCKS (Cost $2,373,806,123)		3,075,639,509
Nonconvertible Bonds - 0.0%
		Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $189)	INR	10,968	$ 408
Money Market Funds - 19.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	686,580,128	686,580,128
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	57,163,607	57,163,607
TOTAL MONEY MARKET FUNDS (Cost $743,743,735)		743,743,735
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $3,012,000)	$ 3,012,009	3,012,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,120,562,047)		3,822,395,652
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(33,904,524)
NET ASSETS - 100%		$ 3,788,491,128
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,012,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,326,900
Barclays Capital, Inc.	1,152,730
Merrill Lynch, Pierce, Fenner & Smith, Inc.	532,370
$ 3,012,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 298,257
Fidelity Securities Lending Cash Central Fund	228,360
Total	$ 526,617
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 561,161,596	$ 561,161,596	$ -	$ -
Consumer Staples	51,517,363	51,517,363	-	-
Energy	308,546,100	304,825,078	3,721,022	-
Financials	350,964,178	307,850,493	43,113,685	-
Health Care	762,956,314	762,956,314	-	-
Industrials	101,576,125	101,576,124	-	1
Information Technology	734,574,018	734,574,018	-	-
Materials	201,318,517	201,318,517	-	-
Utilities	3,025,298	3,025,298	-	-
Corporate Bonds	408	-	408	-
Money Market Funds	743,743,735	743,743,735	-	-
Cash Equivalents	3,012,000	-	3,012,000	-
Total Investments in Securities:	$ 3,822,395,652	$ 3,772,548,536	$ 49,847,115	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,133,933,278. Net unrealized appreciation aggregated $688,462,374, of which $802,393,313 related to appreciated investment securities and $113,930,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011